Income Taxes - Reconciliation of Income Taxes Calculated at Statutory Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Income Tax Expense Continuing Operations [Abstract]
Earnings (Loss) Before Income Tax	$ 4,477	$ 4,071
Canadian Statutory Rate (percent)	23.70%	23.70%
Expected Income Tax Expense (Recovery)	$ 1,061	$ 965
Effect on Taxes Resulting From:
Statutory and Other Rate Differences	(37)	(34)
Non-Taxable Capital (Gains) Losses	(34)	45
Non-Recognition of Capital (Gains) Losses	(34)	45
Adjustments Arising From Prior Year Tax Filings	(37)	(31)
Recognition of U.S. Tax Basis	(54)	(77)
Cumulative Translation Adjustment	(298)	0
Other	(20)	16
Total Tax Expense (Recovery)	$ 547	$ 929
Effective Tax Rate (percent)	12.20%	22.80%